Subsidiaries (Acquisition of Golden Phillips) (Details) - CNY (¥) ¥ in Thousands		1 Months Ended	12 Months Ended
		Jul. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Oct. 31, 2018
Disclosure of subsidiaries [line items]
Cash consideration paid in acquisition of Golden Phillips			¥ 152,800	¥ 0	¥ 0
Shanghai Golden Phillips Petrochemical Company Limited ("Golden Phillips") [member]
Disclosure of subsidiaries [line items]
Remaining percentage of equity held by Philips Petroleum prior to transaction	[1]			40.00%
Shanghai Petrochemical Investment Development Company Limited ("Toufa") [member] | Shanghai Golden Phillips Petrochemical Company Limited ("Golden Phillips") [member] | Philips Petroleum International Investment Company ("Philips Petroleum") [member]
Disclosure of subsidiaries [line items]
Remaining percentage of equity held by Philips Petroleum prior to transaction		40.00%
Cash consideration paid in acquisition of Golden Phillips		¥ 152,800
Carrying amount of non-controlling interests acquired						¥ 162,359
Consideration paid to non-controlling interests						(152,800)
Share premium recognized in the transactions with non-controlling interests within equity - other reserves						¥ 9,559

[1]	In July 2018, the Company's subsidiary, Shanghai Petrochemical Investment Development Company Limited ("Toufa"), reached an agreement with the other investor, Philips Petroleum International Investment Company("Philips Petroleum"), to acquire remaining 40% share from Philips Petroleum in Shanghai Golden Phillips Petrochemical Company Limited ("Golden Phillips"), at a cash consideration of RMB 152,800 thousands. The transaction was approved and completed in October 2018. Upon completion, Golden Phillips became a wholly owned subsidiary of Toufa.